Fair Value of Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Class A Ordinary Shares [Member]
Fair Value of Warrant Liabilities (Details) [Line Items]
Ordinary shares equals or exceeds	$ 18